Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses, beginning balance	$ 1,812	$ 1,605
Charge-offs	(262)	(80)
Recoveries		3
Provision	415	284
Allowance for loan losses, ending balance	1,965	1,812
Allowance for loan losses, individually evaluated for impairment	55	71
Allowance for loan losses, collectively evaluated for impairment	1,910	1,741
Loans receivable, ending balance	219,730	204,316
Loans receivable, individually evaluated for impairment	648	2,903
Loans receivable, collectively evaluated for impairment	219,082	201,413
Real Estate Portfolio Segment [Member]
Loans receivable, ending balance	196,095	192,224
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	48	41
Charge-offs
Recoveries
Provision	3	7
Allowance for loan losses, ending balance	51	48
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	51	48
Loans receivable, ending balance	6,603	5,681
Loans receivable, individually evaluated for impairment	182
Loans receivable, collectively evaluated for impairment	6,421	5,681
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	540	503
Charge-offs	(47)	(56)
Recoveries
Provision	(58)	93
Allowance for loan losses, ending balance	435	540
Allowance for loan losses, individually evaluated for impairment	50	70
Allowance for loan losses, collectively evaluated for impairment	385	470
Loans receivable, ending balance	47,361	51,833
Loans receivable, individually evaluated for impairment	333	656
Loans receivable, collectively evaluated for impairment	47,028	51,177
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	152	103
Charge-offs
Recoveries
Provision	4	49
Allowance for loan losses, ending balance	156	152
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	156	152
Loans receivable, ending balance	23,967	21,715
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	23,967	21,715
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	687	616
Charge-offs		(24)
Recoveries		3
Provision	152	92
Allowance for loan losses, ending balance	839	687
Allowance for loan losses, individually evaluated for impairment	5	1
Allowance for loan losses, collectively evaluated for impairment	834	686
Loans receivable, ending balance	103,819	92,234
Loans receivable, individually evaluated for impairment	133	133
Loans receivable, collectively evaluated for impairment	103,686	92,101
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	136	138
Charge-offs	(215)
Recoveries
Provision	254	(2)
Allowance for loan losses, ending balance	175	136
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	175	136
Loans receivable, ending balance	9,998	15,632
Loans receivable, individually evaluated for impairment		2,069
Loans receivable, collectively evaluated for impairment	9,998	13,563
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	27	37
Charge-offs
Recoveries
Provision	(6)	(10)
Allowance for loan losses, ending balance	21	27
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	21	27
Loans receivable, ending balance	4,347	5,129
Loans receivable, individually evaluated for impairment		45
Loans receivable, collectively evaluated for impairment	4,347	5,084
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	140	87
Charge-offs
Recoveries
Provision	107	53
Allowance for loan losses, ending balance	247	140
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	247	140
Loans receivable, ending balance	23,635	12,092
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	23,635	12,092
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	82	80
Charge-offs
Recoveries
Provision	(41)	2
Allowance for loan losses, ending balance	41	82
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	41	82
Loans receivable, ending balance
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment